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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Active Portfolios – Select Large Cap Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 26.3%
Hotels, Restaurants & Leisure 9.3%
Chipotle Mexican Grill, Inc. (a)	53,049	$20,155,967
Las Vegas Sands Corp.	715,051	31,097,568
Yum! Brands, Inc.	484,160	31,189,587
Total		82,443,122
Internet & Catalog Retail 8.2%
Amazon.com, Inc. (a)	174,676	39,887,265
priceline.com, Inc. (a)	48,212	32,037,838
Total		71,925,103
Textiles, Apparel & Luxury Goods 8.8%
Fossil, Inc. (a)	266,786	20,419,801
lululemon athletica, Inc. (a)	407,780	24,315,921
Michael Kors Holdings Ltd. (a)	792,631	33,163,681
Total		77,899,403
TOTAL CONSUMER DISCRETIONARY		232,267,628
CONSUMER STAPLES 2.9%
Personal Products 2.9%
Estee Lauder Companies, Inc. (The), Class A	469,906	25,431,313
TOTAL CONSUMER STAPLES		25,431,313
ENERGY 6.0%
Energy Equipment & Services 3.0%
FMC Technologies, Inc. (a)	683,446	26,811,587
Oil, Gas & Consumable Fuels 3.0%
EOG Resources, Inc.	290,592	26,185,245
TOTAL ENERGY		52,996,832
FINANCIALS 6.0%
Capital Markets 3.9%
Franklin Resources, Inc.	308,217	34,209,005
Diversified Financial Services 2.1%
IntercontinentalExchange, Inc. (a)	137,676	18,721,182
TOTAL FINANCIALS		52,930,187
HEALTH CARE 21.6%
Biotechnology 10.2%
Alexion Pharmaceuticals, Inc. (a)	256,597	25,480,082

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Biogen Idec, Inc. (a)	260,804	$37,654,882
Celgene Corp. (a)	422,781	27,125,629
Total		90,260,593
Health Care Equipment & Supplies 1.9%
Edwards Lifesciences Corp. (a)	160,557	16,585,538
Health Care Providers & Services 3.0%
McKesson Corp.	284,711	26,691,656
Pharmaceuticals 6.5%
Allergan, Inc.	273,370	25,305,861
Novo Nordisk A/S, ADR	221,806	32,237,284
Total		57,543,145
TOTAL HEALTH CARE		191,080,932
INDUSTRIALS 2.9%
Aerospace & Defense 2.9%
Precision Castparts Corp.	156,020	25,663,730
TOTAL INDUSTRIALS		25,663,730
INFORMATION TECHNOLOGY 32.4%
Communications Equipment 6.2%
F5 Networks, Inc. (a)	276,113	27,489,810
QUALCOMM, Inc.	499,008	27,784,766
Total		55,274,576
Computers & Peripherals 3.5%
EMC Corp. (a)	1,210,082	31,014,402
Internet Software & Services 11.3%
Baidu, Inc., ADR (a)	349,756	40,214,945
Google, Inc., Class A (a)	51,726	30,004,701
LinkedIn Corp., Class A (a)	279,754	29,729,457
Total		99,949,103
IT Services 6.9%
Cognizant Technology Solutions Corp., Class A (a)	531,903	31,914,180
Visa, Inc., Class A	237,222	29,327,756
Total		61,241,936
Software 4.5%
Salesforce.com, Inc. (a)	285,605	39,487,747

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
TOTAL INFORMATION TECHNOLOGY	286,967,764
Total Common Stocks (Cost: $935,071,302)	$867,338,386

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.152% (b)(c)	32,656,057	$32,656,057
Total Money Market Funds (Cost: $32,656,057)		$32,656,057
Total Investments (Cost: $967,727,359) (d)		$899,994,443(e)
Other Assets & Liabilities, Net		(16,078,552)
Net Assets		$883,915,891

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	98,496,438	(65,860,381)	—	32,656,057	7,198	32,656,057

(d)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $967,727,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,433,000
Unrealized Depreciation	(86,166,000)
Net Unrealized Depreciation	$(67,733,000)

(e)

Securities are valued using policies described below:

Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	232,267,628	—	—	232,267,628
Consumer Staples	25,431,313	—	—	25,431,313
Energy	52,996,832	—	—	52,996,832
Financials	52,930,187	—	—	52,930,187
Health Care	191,080,932	—	—	191,080,932
Industrials	25,663,730	—	—	25,663,730
Information Technology	286,967,764	—	—	286,967,764
Total Equity Securities	867,338,386	—	—	867,338,386

Other
Money Market Funds	32,656,057	—	—	32,656,057
Total Other	32,656,057	—	—	32,656,057
Total	899,994,443	—	—	899,994,443

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
AUSTRALIA 0.4%
Iluka Resources Ltd. (a)	153,145	$1,807,469
BRAZIL 10.7%
Banco Bradesco SA, ADR (a)	364,651	5,422,360
BR Malls Participacoes SA	258,000	2,922,330
CETIP SA - Mercados Organizados	166,103	2,074,944
Cia Hering	149,800	2,845,342
Companhia de Bebidas Americas, ADR	137,855	5,283,982
Itaú Unibanco Holding SA, ADR	159,076	2,214,338
Mahle-Metal Leve SA Industria e Comercio	273,900	2,706,953
Mills Estruturas e Servicos de Engenharia SA	254,500	3,421,210
Multiplus SA	80,200	1,912,661
Odontoprev SA	442,100	2,229,760
Qualicorp SA (b)	372,800	3,227,778
Raia Drogasil SA	142,200	1,423,062
Telefonica Brasil SA, ADR	133,002	3,290,470
Ultrapar Participacoes SA	172,100	3,914,129
Vale SA	288,400	5,736,410
Total		48,625,729
CHILE 2.1%
CAP SA	59,986	2,210,168
ENTEL Chile SA	146,881	2,786,559
SACI Falabella	515,934	4,713,726
Total		9,710,453
CHINA 13.3%
AAC Technologies Holdings, Inc.	415,450	1,209,024
AutoNavi Holdings Ltd., ADR (a)(b)	86,741	1,163,197
Baidu, Inc., ADR (b)	18,832	2,165,303
Belle International Holdings Ltd.	1,741,000	2,982,612
Brilliance China Automotive Holdings Ltd. (a)(b)	1,704,000	1,506,014
China Communications Construction Co., Ltd., Class H	5,537,000	4,915,069
China Construction Bank Corp., Class H	2,692,000	1,859,834
China High Precision Automation Group Ltd. (a)(c)(d)	1,823,000	418,508
China Merchants Holdings International Co., Ltd.	618,000	1,890,617
China Shenhua Energy Co., Ltd., Class H	535,000	1,892,994
China Vanke Co., Ltd., Class B	1,963,317	2,588,264
CNOOC Ltd.	1,402,000	2,826,599
ENN Energy Holdings Ltd.	948,000	3,346,458

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Industrial & Commercial Bank of China, Class H	17,265,000	$9,678,561
NQ Mobile, Inc., ADR (a)(b)	166,082	1,360,212
PetroChina Co., Ltd., Class H	7,570,000	9,797,563
SINA Corp. (a)(b)	29,182	1,511,919
Spreadtrum Communications, Inc., ADR (a)	254,373	4,489,683
Want Want China Holdings Ltd.	2,531,000	3,129,937
Wynn Macau Ltd. (a)	742,400	1,751,845
Total		60,484,213
HONG KONG 1.3%
SA SA International Holdings Ltd. (a)	3,232,000	2,047,707
Towngas China Co., Ltd.	2,317,000	1,674,498
Trinity Ltd.	3,412,000	2,161,415
Total		5,883,620
INDIA 5.1%
Asian Paints Ltd.	36,750	2,565,408
Bharat Forge Ltd.	358,149	1,936,451
Cairn India Ltd. (b)	224,101	1,244,948
Cummins India Ltd.	296,563	2,396,942
HDFC Bank Ltd., ADR	155,273	5,061,900
ICICI Bank Ltd., ADR	112,836	3,657,015
ITC Ltd.	535,326	2,492,839
Jubilant Foodworks Ltd. (b)	95,738	2,015,947
Titan Industries Ltd.	448,656	1,806,579
Total		23,178,029
INDONESIA 5.9%
PT Ace Hardware Indonesia Tbk	5,927,500	3,211,696
PT AKR Corporindo Tbk	7,686,000	2,872,984
PT Bank Tabungan Pensiunan Nasional Tbk (b)	4,608,500	1,969,265
PT Gudang Garam Tbk	526,000	3,475,004
PT Indocement Tunggal Prakarsa Tbk	1,231,700	2,295,593
PT Indomobil Sukses Internasional Tbk	2,892,000	2,174,168
PT Media Nusantara Citra Tbk	18,445,500	3,930,267
PT Nippon Indosari Corpindo Tbk	5,676,000	2,508,842
PT Sumber Alfaria Trijaya Tbk	4,460,000	2,283,509
PT Tower Bersama Infrastructure Tbk	5,975,000	2,093,192
Total		26,814,520
MALAYSIA 1.0%
Genting Bhd	603,400	1,801,913

Issuer	Shares	Value

Common Stocks (continued)
MALAYSIA (CONTINUED)
RHB Capital Bhd	1,233,700	$2,889,269
Total		4,691,182
MEXICO 3.3%
Alfa SAB de CV, Class A	247,500	3,955,636
Alpek SA de CV (b)	1,449,315	3,246,365
Fomento Economico Mexicano SAB de CV, ADR (a)	42,696	3,810,618
Grupo Financiero Banorte SAB de CV, Class O	289,300	1,495,111
Grupo Mexico SAB de CV, Class B	917,090	2,725,895
Total		15,233,625
PANAMA 0.4%
Copa Holdings SA, Class A	24,051	1,983,727
PERU 0.3%
Credicorp Ltd.	9,242	1,163,475
PHILIPPINES 3.9%
GT Capital Holdings, Inc. (b)	302,500	3,625,549
Metropolitan Bank & Trust	3,215,995	7,098,074
Security Bank Corp.	1,100,680	3,739,777
SM Investments Corp.	196,690	3,422,501
Total		17,885,901
POLAND 1.0%
Eurocash SA	370,401	4,573,063
RUSSIAN FEDERATION 7.5%
E.ON Russia JSC	15,864,582	951,875
Gazprom OAO, ADR	863,630	8,200,515
Globaltrans Investment PLC, GDR (e)	138,306	2,498,208
Globaltrans Investment PLC, GDR, Foreign Registered Shares	54,142	977,962
Lukoil OAO, ADR	104,296	5,852,049
Magnit OJSC, GDR (e)	67,211	2,031,232
Mobile Telesystems OJSC, ADR	211,157	3,631,900
NovaTek OAO, GDR (e)	40,372	4,310,835
Sberbank of Russia	2,089,466	5,589,033
Total		34,043,609
SINGAPORE 0.9%
Hutchison Port Holdings Trust Unit (a)	3,561,000	2,545,438
Sakari Resources Ltd. (a)	1,411,000	1,544,798
Total		4,090,236

Issuer	Shares	Value

Common Stocks (continued)
SOUTH AFRICA 4.8%
AVI Ltd.	741,200	$4,543,737
Barloworld Ltd.	308,412	3,057,582
Clicks Group Ltd.	452,355	2,977,745
FirstRand Ltd.	1,070,747	3,465,845
Gold Fields Ltd., ADR	232,700	2,980,887
Life Healthcare Group Holdings Ltd.	686,200	2,616,987
Mr. Price Group Ltd.	175,293	2,403,288
Total		22,046,071
SOUTH KOREA 14.3%
Asia Pacific Systems, Inc. (b)	104,406	1,239,481
Cheil Industries, Inc.	18,910	1,668,495
Daum Communications Corp.	25,793	2,319,794
Hankook Tire Co., Ltd.	80,130	3,195,530
Honam Petrochemical Corp.	16,068	3,377,267
Huchems Fine Chemical Corp.	143,370	2,847,906
Hyundai Motor Co.	31,337	6,433,310
Iljin Display Co., Ltd.	178,410	2,344,588
LG Chem Ltd.	13,010	3,367,970
LG Corp.	24,895	1,209,216
LG Display Co., Ltd. (b)	110,370	2,083,722
LG Household & Health Care Ltd.	5,395	2,910,703
LS Corp.	38,567	2,914,301
NCSoft Corp.	12,853	3,083,436
Samsung Electronics Co., Ltd.	18,429	19,516,080
SFA Engineering Corp.	43,699	2,093,549
SK Hynix, Inc. (b)	100,010	2,111,816
SK Innovation Co., Ltd.	21,532	2,637,831
Total		65,354,995
TAIWAN 8.4%
Airtac International Group	336,000	1,935,572
Catcher Technology Co., Ltd.	659,000	4,447,967
Far EasTone Telecommunications Co., Ltd.	3,783,000	8,230,525
Formosa Chemicals & Fibre Corp.	683,000	1,809,704
Giant Manufacturing Co., Ltd.	475,800	2,203,737
Hiwin Technologies Corp.	83,000	852,360
Hon Hai Precision Industry Co., Ltd.	722,000	2,183,001
MediaTek, Inc.	379,000	3,500,499
PChome Online, Inc.	409,000	2,318,670
Simplo Technology Co., Ltd.	192,000	1,326,026
Taiwan Semiconductor Manufacturing Co., Ltd.	2,207,190	6,042,112
Tong Hsing Electronic Industries Ltd.	483,000	1,575,353
United Microelectronics Corp.	4,366,000	1,900,760
Total		38,326,286

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 7.7%
Advanced Information Service PCL, Foreign Registered Shares	589,800	$3,451,034
Bangkok Bank PCL, Foreign Registered Shares	798,800	4,859,846
Charoen Pokphand Foods PCL, Foreign Registered Shares	3,394,100	4,148,462
CP ALL PCL, Foreign Registered Shares	2,600,600	2,926,889
Home Product Center PCL, Foreign Registered Shares	4,727,367	1,887,947
Indorama Ventures PCL	3,273,400	2,868,765
Kasikornbank PCL, Foreign Registered Shares	1,257,800	6,485,672
LPN Development PCL, Foreign Registered Shares	3,765,600	2,063,614
PTT PCL, Foreign Registered Shares	394,800	4,044,212
Siam Cement PCL, NVDR	221,700	2,221,930
Total		34,958,371
TURKEY 3.7%
Arcelik AS	420,653	2,128,726
Tofas Turk Otomobil Fabrikasi AS	1,134,496	4,868,058
Turk Traktor ve Ziraat Makineleri AS	92,174	1,559,589
Turkiye Garanti Bankasi AS	1,567,115	6,168,957
Turkiye Halk Bankasi AS	253,097	1,985,674
Total		16,711,004
UNITED STATES 1.7%
Freeport-McMoRan Copper & Gold, Inc.	133,800	4,558,566
Newmont Mining Corp.	63,143	3,063,067
Total		7,621,633
Total Common Stocks (Cost: $381,190,547)		$445,187,211

Preferred Stocks 2.0%
BRAZIL 2.0%
Petroleo Brasileiro SA	1,021,700	$9,242,863

Issuer	Shares	Value

Preferred Stocks (continued)
Total Preferred Stocks (Cost: $5,375,706)		$9,242,863

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.152% (f)(g)	1,275,923	$1,275,923
Total Money Market Funds (Cost: $1,275,923)		$1,275,923

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.9%
Repurchase Agreements 3.9%
Natixis Financial Products, Inc. (h) dated 06/29/12, matures 07/02/12, repurchase price $10,000,208
	0.250%	$10,000,000	$10,000,000
repurchase price $2,000,042
	0.250%	2,000,000	2,000,000
Nomura Securities dated 06/29/12, matures 07/02/12, repurchase price $3,000,060 (h)
	0.240%	3,000,000	3,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $2,744,166 (h)
	0.190%	2,744,122	2,744,122
Total			17,744,122
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $17,744,122)			$17,744,122
Total Investments (Cost: $405,586,298) (i)			$473,450,119(j)
Other Assets & Liabilities, Net			(17,686,602)
Net Assets			$455,763,517

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $418,508, representing 0.09% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
China High Precision Automation Group Ltd.	03-01-11 - 07-22-11	1,411,084

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $418,508, which represents 0.09% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $8,840,275 or 1.94% of net assets.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30,2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,836,855	67,850,211	(70,411,143)	—	1,275,923	2,472	1,275,923

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
United States Treasury Bill	94,879
United States Treasury Note/Bond	10,105,334
Total Market Value of Collateral Securities	10,200,213

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	305,005
Fannie Mae REMICS	527,665
Federal Home Loan Banks	69,192
Federal National Mortgage Association	69,177
Freddie Mac Gold Pool	177,049
Freddie Mac Non Gold Pool	65,678
Freddie Mac REMICS	313,623
Government National Mortgage Association	371,351
United States Treasury Note/Bond	141,303
Total Market Value of Collateral Securities	2,040,043

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	2,077,701
Freddie Mac Gold Pool	982,299
Total Market Value of Collateral Securities	3,060,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	1,710,541
Freddie Mac Gold Pool	1,088,464
Total Market Value of Collateral Securities	2,799,005

(i)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $405,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$84,374,000
Unrealized Depreciation	(16,510,000)
Net Unrealized Appreciation	$67,864,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated March 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-

party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,552,295	55,160,936	—	60,713,231
Consumer Staples	10,517,662	38,001,962	—	48,519,624
Energy	9,766,178	36,500,295	—	46,266,473
Financials	24,011,473	64,067,234	—	88,078,707
Health Care	2,229,760	2,616,987	—	4,846,747
Industrials	14,501,012	33,048,341	—	47,549,353
Information Technology	10,690,314	59,295,878	418,508	70,404,700
Materials	22,311,190	27,040,675	—	49,351,865
Telecommunication Services	6,922,370	16,561,310	—	23,483,680
Utilities	—	5,972,831	—	5,972,831
Preferred Stocks
Energy	9,242,863	—	—	9,242,863
Total Equity Securities	115,745,117	338,266,449	418,508	454,430,074

Other
Money Market Funds	1,275,923	—	—	1,275,923
Investments of Cash Collateral Received for Securities on Loan	—	17,744,122	—	17,744,122
Total Other	1,275,923	17,744,122	—	19,020,045
Total	117,021,040	356,010,571	418,508	473,450,119

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks ($)
Balance as of March 31, 2012	418,098
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	410
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2012	418,508

(a)Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $410.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Energy and Natural Resources Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
ENERGY 80.4%
Energy Equipment & Services 17.9%
Baker Hughes, Inc.	62,854	$2,583,299
Cameron International Corp. (a)	168,208	7,184,164
Dresser-Rand Group, Inc. (a)	66,857	2,977,811
Ensco PLC, Class A	53,012	2,489,974
FMC Technologies, Inc. (a)	77,093	3,024,358
Forum Energy Technologies, Inc. (a)	30,328	597,158
Halliburton Co.	426,644	12,112,423
National Oilwell Varco, Inc.	206,581	13,312,080
Noble Corp. (a)(b)	81,490	2,650,870
Oil States International, Inc. (a)	48,543	3,213,547
Rowan Companies PLC, Class A (a)	121,770	3,936,824
Schlumberger Ltd.	268,259	17,412,692
Transocean Ltd.	113,576	5,080,254
Weatherford International Ltd. (a)	652,483	8,240,860
Total		84,816,314
Oil, Gas & Consumable Fuels 62.5%
Anadarko Petroleum Corp.	283,170	18,745,854
Apache Corp.	73,624	6,470,813
Cabot Oil & Gas Corp.	199,636	7,865,658
Carrizo Oil & Gas, Inc. (a)(b)	126,500	2,974,015
Chesapeake Energy Corp. (b)	313,500	5,831,100
Chevron Corp.	489,444	51,636,342
Cimarex Energy Co.	52,710	2,905,375
ConocoPhillips	195,908	10,947,339
Devon Energy Corp.	59,957	3,476,906
EOG Resources, Inc.	120,340	10,843,837
Exxon Mobil Corp.	456,170	39,034,467
HollyFrontier Corp.	171,429	6,073,729
Kinder Morgan, Inc.	102,582	3,305,192
Marathon Oil Corp.	140,437	3,590,974
Marathon Petroleum Corp.	142,311	6,392,610
Noble Energy, Inc.	57,952	4,915,489
Occidental Petroleum Corp.	300,300	25,756,731
Penn West Petroleum Ltd. (b)	373,046	4,995,086
Phillips 66 (a)	218,199	7,252,935
Pioneer Natural Resources Co. (b)	64,203	5,663,347
Range Resources Corp.	75,000	4,640,250
Rosetta Resources, Inc. (a)(b)	83,490	3,059,074
Royal Dutch Shell PLC, ADR	127,706	8,611,216
SM Energy Co.	66,984	3,289,584
Spectra Energy Corp.	236,830	6,882,280
Stone Energy Corp. (a)(b)	96,931	2,456,232
Suncor Energy, Inc.	557,533	16,140,580
Talisman Energy, Inc.	542,153	6,213,073
Valero Energy Corp.	149,208	3,603,373
Whiting Petroleum Corp. (a)	115,979	4,769,057

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The)	285,040	$8,214,853
Total		296,557,371
TOTAL ENERGY		381,373,685
MATERIALS 18.7%
Chemicals 3.4%
Dow Chemical Co. (The)	181,929	5,730,763
EI du Pont de Nemours & Co.	59,200	2,993,744
LyondellBasell Industries NV, Class A	181,039	7,290,441
Total		16,014,948
Containers & Packaging 1.8%
Bemis Co., Inc.	97,123	3,043,835
Owens-Illinois, Inc. (a)	132,945	2,548,556
Packaging Corp. of America	113,508	3,205,466
Total		8,797,857
Metals & Mining 13.5%
Barrick Gold Corp.	299,616	11,256,573
Freeport-McMoRan Copper & Gold, Inc.	361,870	12,328,911
Goldcorp, Inc.	274,581	10,318,754
IAMGOLD Corp.	200,000	2,360,000
Newmont Mining Corp.	172,766	8,380,879
PAN American Silver Corp.	53,535	904,206
Silver Wheaton Corp.	142,121	3,814,528
Teck Resources Ltd., Class B	38,186	1,181,475
Vale SA, ADR (b)	133,644	2,652,833
Walter Energy, Inc.	22,516	994,306
Yamana Gold, Inc.	639,637	9,850,410
Total		64,042,875
TOTAL MATERIALS		88,855,680
Total Common Stocks (Cost: $454,953,551)		$470,229,365

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)	156,814	$338,719
TOTAL ENERGY		338,719
Total Warrants (Cost: $181,512)		$338,719

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.152% (c)(d)	3,227,114	$3,227,114
Total Money Market Funds (Cost: $3,227,114)		$3,227,114

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.1%
Repurchase Agreements 3.1%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price $2,500,044 (e)
	0.210%	2,500,000	$2,500,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $4,000,090 (e)
	0.270%	$4,000,000	$4,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $8,224,988 (e)
	0.190%	8,224,858	8,224,858
Total			14,724,858
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $14,724,858)			$14,724,858
Total Investments (Cost: $473,087,035) (f)			$488,520,056(g)
Other Assets & Liabilities, Net			(14,182,625)
Net Assets			$474,337,431

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,166,557	40,047,402	(37,986,845)	—	3,227,114	984	3,227,114

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	1,137,346
Fannie Mae-Aces	88,704
Freddie Mac REMICS	762,623
Government National Mortgage Association	561,327
Total Market Value of Collateral Securities	2,550,000

Pershing LLC (0.270%)

Security Description	Value ($)
Fannie Mae Pool	335,320
Fannie Mae REMICS	607,017
Fannie Mae-Aces	39,531
Freddie Mac Reference REMIC	12,208
Freddie Mac REMICS	1,483,475
Government National Mortgage Association	1,602,449
Total Market Value of Collateral Securities	4,080,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	5,126,943
Freddie Mac Gold Pool	3,262,412
Total Market Value of Collateral Securities	8,389,355

(f)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $473,087,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$50,239,000
Unrealized Depreciation	(34,806,000)
Net Unrealized Appreciation	$15,433,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	381,373,685	—	—	381,373,685
Materials	88,855,680	—	—	88,855,680
Warrants
Energy	338,719	—	—	338,719
Total Equity Securities	470,568,084	—	—	470,568,084

Other
Money Market Funds	3,227,114	—	—	3,227,114
Investments of Cash Collateral Received for Securities on Loan	—	14,724,858	—	14,724,858
Total Other	3,227,114	14,724,858	—	17,951,972
Total	473,795,198	14,724,858	—	488,520,056

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
AUSTRALIA 10.7%
Australia & New Zealand Banking Group Ltd.	216,233	$4,925,808
BHP Billiton Ltd.	152,933	4,981,382
Commonwealth Bank of Australia	56,638	3,101,761
Iluka Resources Ltd.	208,129	2,456,409
Monadelphous Group Ltd.	124,400	2,811,961
National Australia Bank Ltd.	123,033	2,996,788
Telstra Corp., Ltd.	1,398,365	5,298,290
Westpac Banking Corp.	159,467	3,482,158
Total		30,054,557
CHINA 11.8%
Baidu, Inc., ADR (a)	5,274	606,405
Bank of China Ltd., Class H	6,041,000	2,320,499
China Communications Construction Co., Ltd., Class H	3,167,000	2,811,274
China Mobile Ltd., ADR	111,597	6,101,008
China Vanke Co., Ltd., Class B (a)	1,680,583	2,215,532
CNOOC Ltd.	2,226,000	4,487,882
Guangdong Investment Ltd.	4,990,000	3,612,283
Industrial & Commercial Bank of China, Class H	8,210,100	4,602,488
PetroChina Co., Ltd., Class H	3,136,000	4,058,805
Spreadtrum Communications, Inc., ADR	68,484	1,208,743
Wynn Macau Ltd.	487,600	1,150,592
Total		33,175,511
HONG KONG 6.3%
Cheung Kong Holdings Ltd.	304,000	3,753,276
First Pacific Co., Ltd.	1,920,919	1,992,475
Hongkong Land Holdings Ltd.	255,000	1,471,035
Jardine Matheson Holdings Ltd.	45,479	2,215,295
Link REIT (The)	624,500	2,559,739
Swire Pacific Ltd., Class A	262,700	3,055,424
Television Broadcasts Ltd.	240,000	1,673,053
Trinity Ltd.	1,675,603	1,061,452
Total		17,781,749
INDIA 2.3%
Ashok Leyland Ltd. (a)	2,505,340	1,123,245
Cairn India Ltd. (a)	282,417	1,568,911
HDFC Bank Ltd., ADR	71,066	2,316,752
Titan Industries Ltd.	358,079	1,441,857
Total		6,450,765
INDONESIA 1.9%
PT AKR Corporindo Tbk	2,190,000	818,610

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Indocement Tunggal Prakarsa Tbk	812,500	$1,514,304
PT Perusahaan Gas Negara Persero Tbk	5,181,500	1,961,633
PT United Tractors Tbk	474,000	1,090,605
Total		5,385,152
JAPAN 32.4%
Aeon Delight Co., Ltd.	104,000	2,387,968
Aisin Seiki Co., Ltd.	82,600	2,761,143
Arnest One Corp.	309,600	3,931,560
Autobacs Seven Co., Ltd.	53,700	2,630,270
Canon, Inc.	101,700	4,058,900
Daiichikosho Co., Ltd.	156,600	3,148,206
FANUC CORP.	16,800	2,761,603
Fuji Heavy Industries Ltd.	294,000	2,382,009
Fuji Machine Manufacturing Co., Ltd.	134,000	2,373,534
Fuyo General Lease Co., Ltd.	46,800	1,476,786
Hitachi Ltd.	838,000	5,166,974
Honda Motor Co., Ltd.	69,300	2,418,261
ITOCHU Corp.	468,500	4,924,245
Japan Tobacco, Inc.	143,800	4,260,168
Kinki Sharyo Co., Ltd.	364,000	1,312,008
Lawson, Inc.	51,700	3,615,457
Mitsubishi UFJ Financial Group, Inc.	1,021,900	4,895,799
Mitsui & Co., Ltd.	236,500	3,514,355
Nissan Motor Co., Ltd.	281,100	2,669,250
Nitto Denko Corp.	80,700	3,457,570
NTT DoCoMo, Inc.	1,843	3,066,757
ORIX Corp.	50,320	4,689,615
Otsuka Holdings Co., Ltd.	96,700	2,968,229
Shinko Plantech Co., Ltd.	139,200	1,208,927
SoftBank Corp.	52,100	1,939,354
Sumitomo Mitsui Financial Group, Inc.	170,600	5,635,759
Toshiba Machine Co., Ltd.	139,000	724,342
Toyota Motor Corp.	138,300	5,582,095
Ubic, Inc.	13,160	1,084,631
Total		91,045,775
MALAYSIA 0.7%
Genting Bhd	663,700	1,981,985
PHILIPPINES 2.9%
Aboitiz Power Corp.	3,403,000	2,768,373
GT Capital Holdings, Inc. (a)	187,440	2,246,522
Metropolitan Bank & Trust	447,200	987,022
Security Bank Corp.	585,810	1,990,405
Total		7,992,322

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 7.4%
Amtek Engineering Ltd.	2,133,000	$1,053,112
CapitaCommercial Trust	1,112,000	1,118,425
CDL Hospitality Trusts	1,224,000	1,893,176
DBS Group Holdings Ltd.	321,000	3,545,667
Fraser and Neave Ltd.	279,000	1,553,544
Hutchison Port Holdings Trust Unit	3,740,000	2,673,390
Mapletree Industrial Trust	1,266,000	1,212,752
Mapletree Logistics Trust	1,501,000	1,167,084
SembCorp Industries Ltd.	593,000	2,427,196
Singapore Technologies Engineering Ltd.	1,022,000	2,519,506
Wing Tai Holdings Ltd.	1,594,000	1,689,567
Total		20,853,419
SOUTH KOREA 6.9%
Capro Corp.	155,610	2,306,638
Hyundai Home Shopping Network Corp.	13,428	1,314,106
Hyundai Motor Co.	22,470	4,612,965
KP Chemical Corp.	129,840	1,529,646
Samsung Electronics Co., Ltd.	8,087	8,564,031
Youngone Corp.	34,540	956,012
Total		19,283,398
TAIWAN 7.7%
Catcher Technology Co., Ltd.	180,000	1,214,923
CTCI Corp.	1,154,000	2,160,637
Far EasTone Telecommunications Co., Ltd.	859,000	1,868,893
Gigabyte Technology Co., Ltd.	3,624,000	3,479,351
Hon Hai Precision Industry Co., Ltd.	934,000	2,823,993
HTC Corp.	142,000	1,874,830
Huaku Development Co., Ltd. (a)	1,059,615	2,588,400
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	402,628	5,620,687
Total		21,631,714

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 5.3%
Advanced Information Service PCL, Foreign Registered Shares	302,800	$1,771,742
Bangkok Bank PCL, Foreign Registered Shares	723,900	4,404,160
Bangkok Expressway PCL	2,762,100	2,119,108
LPN Development PCL, Foreign Registered Shares	3,572,349	1,957,708
PTT PCL, Foreign Registered Shares	437,930	4,486,022
Total		14,738,740
UNITED STATES 1.2%
Freeport-McMoRan Copper & Gold, Inc.	38,932	1,326,413
Newmont Mining Corp.	41,041	1,990,899
Total		3,317,312
Total Common Stocks (Cost: $259,529,376)		$273,692,399

	Shares	Value

Exchange-Traded Funds 1.1%
iShares MSCI Emerging Markets Index Fund	32,362	$1,268,267
iShares MSCI Pacific ex-Japan Index Fund	47,380	1,930,735
Total Exchange-Traded Funds (Cost: $3,297,427)		$3,199,002

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.152% (b)(c)	5,291,184	$5,291,184
Total Money Market Funds (Cost: $5,291,184)		$5,291,184
Total Investments (Cost: $268,117,987) (d)		$282,182,585(e)
Other Assets & Liabilities, Net		(1,392,978)
Net Assets		$280,789,607

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	July 23, 2012	11,486,622,000	1,201,107	—	(18,612)
		(IDR)	(USD)
Morgan Stanley & Co.	July 23, 2012	229,472,000	5,245,697	—	(191,691)
		(PHP)	(USD)
Morgan Stanley & Co.	July 23, 2012	13,401,000	10,505,542	—	(73,443)
		(SGD)	(USD)
Morgan Stanley & Co.	July 23, 2012	293,844,000	9,298,881	60,045	—
		(THB)	(USD)
Morgan Stanley & Co.	July 23, 2012	31,791,000	1,074,746	10,826	—
		(TWD)	(USD)
Morgan Stanley & Co.	July 23, 2012	23,947,000	799,432	—	(1,980)
		(TWD)	(USD)
Morgan Stanley & Co.	July 23, 2012	11,416,901	11,647,000	480,506	—
		(USD)	(AUD)
Morgan Stanley & Co.	July 23, 2012	4,147,792	233,558,000	17,100	—
		(USD)	(INR)
Morgan Stanley & Co.	July 23, 2012	12,295,489	974,906,000	—	(95,658)
		(USD)	(JPY)
Morgan Stanley & Co.	July 23, 2012	809,345	64,734,000	727	—
		(USD)	(JPY)
Morgan Stanley & Co.	July 23, 2012	6,215,380	7,318,167,000	164,986	—
		(USD)	(KRW)
Morgan Stanley & Co.	July 23, 2012	4,068,352	12,797,000	—	(44,092)
		(USD)	(MYR)
Morgan Stanley & Co.	July 23, 2012	531,182	687,000	17,981	—
		(USD)	(NZD)
Total				752,171	(425,476)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,410,266	44,271,617	(40,390,699)	—	5,291,184	1,539	5,291,184

(d)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $268,118,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,149,000
Unrealized Depreciation	(8,084,000)
Net Unrealized Appreciation	$14,065,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	39,714,816	—	39,714,816
Consumer Staples	—	7,875,625	—	7,875,625
Energy	—	15,810,547	—	15,810,547
Financials	2,316,752	77,975,830	—	80,292,582
Health Care	—	2,968,229	—	2,968,229
Industrials	—	43,375,537	—	43,375,537
Information Technology	7,435,834	28,267,635	—	35,703,469
Materials	3,317,311	16,245,951	—	19,563,262
Telecommunication Services	6,101,008	13,945,035	—	20,046,043
Utilities	—	8,342,289	—	8,342,289
Exchange-Traded Funds	3,199,002	—	—	3,199,002
Total Equity Securities	22,369,907	254,521,494	—	276,891,401

Other
Money Market Funds	5,291,184	—	—	5,291,184
Total Other	5,291,184	—	—	5,291,184

Investments in Securities	27,661,091	254,521,494	—	282,182,585
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	752,171	—	752,171
Liabilities
Forward Foreign Currency Exchange Contracts	—	(425,476)	—	(425,476)
Total	27,661,091	254,848,189	—	282,509,280

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%
CONSUMER DISCRETIONARY 27.3%
Hotels, Restaurants & Leisure 9.5%
Chipotle Mexican Grill, Inc. (a)	319,396	$121,354,510
Las Vegas Sands Corp.	4,698,249	204,326,849
Yum! Brands, Inc.	2,843,531	183,180,267
Total		508,861,626
Internet & Catalog Retail 8.4%
Amazon.com, Inc. (a)	1,077,241	245,987,982
priceline.com, Inc. (a)	305,361	202,918,492
Total		448,906,474
Textiles, Apparel & Luxury Goods 9.4%
Fossil, Inc. (a)	1,669,179	127,758,961
lululemon athletica, Inc. (a)	2,569,167	153,199,428
Michael Kors Holdings Ltd. (a)	5,277,407	220,806,709
Total		501,765,098
TOTAL CONSUMER DISCRETIONARY		1,459,533,198
CONSUMER STAPLES 2.9%
Personal Products 2.9%
Estee Lauder Companies, Inc. (The), Class A	2,877,460	155,728,135
TOTAL CONSUMER STAPLES		155,728,135
ENERGY 6.1%
Energy Equipment & Services 3.0%
FMC Technologies, Inc. (a)	4,119,652	161,613,948
Oil, Gas & Consumable Fuels 3.1%
EOG Resources, Inc.	1,803,487	162,512,214
TOTAL ENERGY		324,126,162
FINANCIALS 6.1%
Capital Markets 3.8%
Franklin Resources, Inc.	1,840,810	204,311,502
Diversified Financial Services 2.3%
IntercontinentalExchange, Inc. (a)	881,144	119,817,961
TOTAL FINANCIALS		324,129,463
HEALTH CARE 21.8%
Biotechnology 10.4%
Alexion Pharmaceuticals, Inc. (a)	1,524,309	151,363,884

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Biogen Idec, Inc. (a)	1,556,676	$224,752,881
Celgene Corp. (a)	2,821,145	181,004,663
Total		557,121,428
Health Care Equipment & Supplies 1.9%
Edwards Lifesciences Corp. (a)	966,357	99,824,678
Health Care Providers & Services 3.0%
McKesson Corp.	1,713,649	160,654,594
Pharmaceuticals 6.5%
Allergan, Inc.	1,635,296	151,379,350
Novo Nordisk A/S, ADR	1,335,026	194,032,679
Total		345,412,029
TOTAL HEALTH CARE		1,163,012,729
INDUSTRIALS 2.9%
Aerospace & Defense 2.9%
Precision Castparts Corp.	938,617	154,393,110
TOTAL INDUSTRIALS		154,393,110
INFORMATION TECHNOLOGY 32.8%
Communications Equipment 6.6%
F5 Networks, Inc. (a)	1,801,690	179,376,257
QUALCOMM, Inc.	3,149,790	175,380,307
Total		354,756,564
Computers & Peripherals 3.5%
EMC Corp. (a)	7,289,489	186,829,603
Internet Software & Services 11.5%
Baidu, Inc., ADR (a)	2,121,804	243,965,024
Google, Inc., Class A (a)	314,248	182,285,837
LinkedIn Corp., Class A (a)	1,747,050	185,659,004
Total		611,909,865
IT Services 6.8%
Cognizant Technology Solutions Corp., Class A (a)	3,190,272	191,416,320
Visa, Inc., Class A	1,409,131	174,210,865
Total		365,627,185
Software 4.4%
Salesforce.com, Inc. (a)(b)	1,703,204	235,484,985

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
TOTAL INFORMATION TECHNOLOGY			$1,754,608,202
Total Common Stocks (Cost: $4,262,216,572)			$5,335,530,999

		Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.152% (c)(d)		139,124,411	$139,124,411
Total Money Market Funds (Cost: $139,124,411)			$139,124,411

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.6%
Certificates of Deposit 0.1%
Bank of Nova Scotia
07/26/12	0.325%	$2,000,000	$2,000,000
Commercial Paper 0.1%
Development Bank of Singapore Ltd.
08/02/12	0.551%	1,994,683	1,994,683

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Nordea Bank AB
07/24/12	0.627%	$2,990,521	$2,990,521
Total			4,985,204
Repurchase Agreements 0.4%
Deutsche Bank AG dated 6/26/12, matures 07/03/12, repurchase price $12,000,373 (e)
	0.160%	12,000,000	12,000,000
Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price $10,000,422 (e)
	0.190%	10,000,000	10,000,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $1,048,662 (e)
	0.190%	1,048,646	1,048,646
Total			23,048,646
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $30,033,850)			$30,033,850
Total Investments
(Cost: $4,431,374,833) (f)			$5,504,689,260(g)
Other Assets & Liabilities, Net			(164,815,178)
Net Assets			$5,339,874,082

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,320,898	480,396,246	(351,592,733)	—	139,124,411	36,957	139,124,411

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Deutsche Bank AG (0.160%)

Security Description	Value ($)
Fannie Mae REMICS	3,839,305
Freddie Mac Gold Pool	1,706,845
Freddie Mac REMICS	6,693,850
Total Market Value of Collateral Securities	12,240,000

Goldman Sachs & Co. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	6,129,491
Freddie Mac Gold Pool	3,699,312
Freddie Mac Non Gold Pool	371,197
Total Market Value of Collateral Securities	10,200,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	653,671
Freddie Mac Gold Pool	415,948
Total Market Value of Collateral Securities	1,069,619

(f)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $4,431,375,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,139,600,000
Unrealized Depreciation	(66,286,000)
Net Unrealized Appreciation	$1,073,314,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,459,533,198	—	—	1,459,533,198
Consumer Staples	155,728,135	—	—	155,728,135
Energy	324,126,162	—	—	324,126,162
Financials	324,129,463	—	—	324,129,463
Health Care	1,163,012,729	—	—	1,163,012,729
Industrials	154,393,110	—	—	154,393,110
Information Technology	1,754,608,202	—	—	1,754,608,202
Total Equity Securities	5,335,530,999	—	—	5,335,530,999

Other
Money Market Funds	139,124,411	—	—	139,124,411
Investments of Cash Collateral Received for Securities on Loan	—	30,033,850	—	30,033,850
Total Other	139,124,411	30,033,850	—	169,158,261
Total	5,474,655,410	30,033,850	—	5,504,689,260

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Small Cap Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 16.9%
Diversified Consumer Services 1.6%
Coinstar, Inc. (a)(b)	47,309	$3,248,236
Hotels, Restaurants & Leisure 3.0%
Domino’s Pizza, Inc. (a)	81,917	2,532,054
Life Time Fitness, Inc. (a)(b)	45,637	2,122,577
Six Flags Entertainment Corp.	25,600	1,387,008
Total		6,041,639
Leisure Equipment & Products 1.4%
Arctic Cat, Inc. (b)	48,194	1,761,973
Polaris Industries, Inc.	14,657	1,047,682
Total		2,809,655
Media 0.9%
National CineMedia, Inc. (a)	116,877	1,773,024
Specialty Retail 6.7%
Asbury Automotive Group, Inc. (b)	63,839	1,512,346
Cabela’s, Inc. (b)	40,347	1,525,520
GNC Holdings, Inc., Class A	77,365	3,032,708
hhgregg, Inc. (a)(b)	80,556	911,088
Lumber Liquidators Holdings, Inc. (a)(b)	54,501	1,841,589
Pier 1 Imports, Inc. (a)	96,659	1,588,108
Rent-A-Center, Inc.	48,420	1,633,691
Vitamin Shoppe, Inc. (b)	24,282	1,333,810
Total		13,378,860
Textiles, Apparel & Luxury Goods 3.3%
Crocs, Inc. (b)	79,944	1,291,096
Fifth & Pacific Companies, Inc. (a)(b)	118,361	1,270,014
Gildan Activewear, Inc.	101,927	2,805,031
Tumi Holdings, Inc. (a)(b)	70,639	1,236,182
Total		6,602,323
TOTAL CONSUMER DISCRETIONARY		33,853,737
CONSUMER STAPLES 5.1%
Food & Staples Retailing 3.3%
Casey’s General Stores, Inc. (a)	81,254	4,793,173
Fresh Market, Inc. (The) (b)	25,741	1,380,490
Harris Teeter Supermarkets, Inc.	9,225	378,133
Total		6,551,796
Food Products 0.6%
Post Holdings, Inc. (b)	37,743	1,160,597

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.2%
Elizabeth Arden, Inc. (b)	64,037	$2,485,276
TOTAL CONSUMER STAPLES		10,197,669
ENERGY 6.0%
Energy Equipment & Services 1.0%
Superior Energy Services, Inc. (b)	99,233	2,007,484
Oil, Gas & Consumable Fuels 5.0%
Energy XXI Bermuda Ltd. (a)	85,121	2,663,436
Golar LNG Ltd. (a)	32,445	1,223,176
Kodiak Oil & Gas Corp. (a)(b)	121,914	1,000,914
Oasis Petroleum, Inc. (a)(b)	83,792	2,026,091
Resolute Energy Corp. (a)(b)	118,725	1,136,198
Teekay Tankers Ltd., Class A	192,074	875,857
Western Refining, Inc. (a)	52,495	1,169,064
Total		10,094,736
TOTAL ENERGY		12,102,220
FINANCIALS 6.6%
Commercial Banks 1.2%
Signature Bank (a)(b)	37,959	2,314,360
Consumer Finance 1.0%
DFC Global Corp. (b)	108,168	1,993,536
Real Estate Investment Trusts (REITs) 3.4%
DiamondRock Hospitality Co.	165,524	1,688,345
Home Properties, Inc.	39,124	2,400,649
Omega Healthcare Investors, Inc. (a)	78,062	1,756,395
Redwood Trust, Inc.	85,234	1,063,720
Total		6,909,109
Real Estate Management & Development 1.0%
Zillow, Inc., Class A (a)(b)	50,914	1,966,808
TOTAL FINANCIALS		13,183,813
HEALTH CARE 24.2%
Biotechnology 8.0%
Alkermes PLC (b)	129,781	2,202,384
Amarin Corp. PLC, ADR (a)(b)	135,517	1,959,576
Ariad Pharmaceuticals, Inc. (b)	101,809	1,752,133
Dynavax Technologies Corp. (a)(b)	194,076	838,408

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Exact Sciences Corp. (b)	100,325	$1,075,484
Idenix Pharmaceuticals, Inc. (a)(b)	178,780	1,841,434
Ironwood Pharmaceuticals, Inc. (a)(b)	70,673	973,874
Onyx Pharmaceuticals, Inc. (b)	49,727	3,304,359
Rigel Pharmaceuticals, Inc. (b)	131,451	1,222,494
TESARO, Inc. (b)	57,322	801,935
Total		15,972,081
Health Care Equipment & Supplies 4.8%
Align Technology, Inc. (a)(b)	67,096	2,245,032
Insulet Corp. (a)(b)	113,041	2,415,686
Masimo Corp. (b)	72,110	1,613,822
NxStage Medical, Inc. (b)	89,977	1,508,015
Volcano Corp. (b)	61,036	1,748,681
Total		9,531,236
Health Care Providers & Services 6.6%
Brookdale Senior Living, Inc. (a)(b)	214,355	3,802,658
Catalyst Health Solutions, Inc. (b)	20,037	1,872,257
Centene Corp. (a)(b)	32,400	977,184
HMS Holdings Corp. (b)	120,817	4,024,414
IPC The Hospitalist Co., Inc. (a)(b)	57,553	2,608,302
Total		13,284,815
Health Care Technology 0.6%
athenahealth, Inc. (a)(b)	15,316	1,212,568
Life Sciences Tools & Services 0.8%
ICON PLC, ADR (b)	73,111	1,647,191
Pharmaceuticals 3.4%
Akorn, Inc. (a)(b)	65,756	1,036,972
Impax Laboratories, Inc. (b)	98,880	2,004,298
MAP Pharmaceuticals, Inc. (a)(b)	97,089	1,454,393
Salix Pharmaceuticals Ltd. (b)	40,628	2,211,788
Total		6,707,451
TOTAL HEALTH CARE		48,355,342
INDUSTRIALS 16.9%
Aerospace & Defense 1.8%
Hexcel Corp. (b)	142,345	3,671,078
Airlines 0.5%
Alaska Air Group, Inc. (b)	27,060	971,454

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 1.1%
USG Corp. (a)(b)	117,269	$2,233,974
Commercial Services & Supplies 2.8%
Clean Harbors, Inc. (b)	21,685	1,223,468
Portfolio Recovery Associates, Inc. (b)	30,693	2,801,043
Tetra Tech, Inc. (b)	63,465	1,655,167
Total		5,679,678
Electrical Equipment 0.7%
Regal-Beloit Corp.	21,765	1,355,089
Machinery 3.1%
Chart Industries, Inc. (b)	19,687	1,353,678
Lindsay Corp.	24,400	1,583,560
Trinity Industries, Inc.	42,961	1,073,166
Woodward, Inc.	56,975	2,247,094
Total		6,257,498
Marine 0.7%
Costamare, Inc.	99,225	1,379,227
Professional Services 1.6%
Acacia Research Corp. (b)	47,307	1,761,713
Advisory Board Co. (The) (a)(b)	27,270	1,352,319
Total		3,114,032
Road & Rail 1.9%
Avis Budget Group, Inc. (a)(b)	67,611	1,027,687
Knight Transportation, Inc. (a)	54,687	874,445
Landstar System, Inc.	35,269	1,824,113
Total		3,726,245
Trading Companies & Distributors 2.7%
TAL International Group, Inc. (a)	51,756	1,733,309
Titan Machinery, Inc. (b)	33,022	1,002,878
United Rentals, Inc. (b)	46,400	1,579,456
Watsco, Inc. (a)	15,975	1,178,955
Total		5,494,598
TOTAL INDUSTRIALS		33,882,873
INFORMATION TECHNOLOGY 21.7%
Electronic Equipment, Instruments & Components 1.1%
Cognex Corp.	37,982	1,202,130
FEI Co. (b)	23,080	1,104,147
Total		2,306,277

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 4.3%
Bankrate, Inc. (a)(b)	77,333	$1,422,154
CoStar Group, Inc. (b)	18,668	1,515,842
DealerTrack Holdings, Inc. (b)	74,978	2,257,588
Liquidity Services, Inc. (b)	23,870	1,221,905
LogMeIn, Inc. (b)	17,818	543,805
Stamps.com, Inc. (b)	66,138	1,631,624
Total		8,592,918
IT Services 0.7%
Wright Express Corp. (b)	21,462	1,324,635
Semiconductors & Semiconductor Equipment 3.2%
Entegris, Inc. (b)	125,975	1,075,827
Kulicke & Soffa Industries, Inc. (b)	81,999	731,431
Semtech Corp. (b)	89,379	2,173,697
Silicon Laboratories, Inc. (b)	38,877	1,473,438
Volterra Semiconductor Corp. (a)(b)	42,517	997,024
Total		6,451,417
Software 12.4%
ACI Worldwide, Inc. (a)(b)	38,732	1,712,342
Aspen Technology, Inc. (b)	170,703	3,951,774
CommVault Systems, Inc. (b)	50,046	2,480,780
Concur Technologies, Inc. (a)(b)	19,191	1,306,907
Fortinet, Inc. (b)	130,784	3,036,805
Guidewire Software, Inc. (b)	49,026	1,378,611
Infoblox, Inc. (b)	44,556	1,021,669
Kenexa Corp. (b)	52,584	1,526,514
Monitise PLC (b)	850,763	439,700
Parametric Technology Corp. (b)	101,668	2,130,961
Pegasystems, Inc.	33,290	1,097,904
Proofpoint, Inc. (b)	91,317	1,547,823
QLIK Technologies, Inc. (b)	41,123	909,641
Sourcefire, Inc. (b)	20,634	1,060,588
TIBCO Software, Inc. (b)	39,919	1,194,376
Total		24,796,395
TOTAL INFORMATION TECHNOLOGY		43,471,642
UTILITIES 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	37,145	1,332,020

Common Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES			1,332,020
Total Common Stocks (Cost: $178,080,354)			$196,379,316

		Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.152% (c)(d)		4,016,649	$4,016,649
Total Money Market Funds (Cost: $4,016,649)			$4,016,649
Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.9%
Other Short-Term Obligations 1.0%
Natixis Financial Products LLC
07/02/12	0.450%	2,000,000	$2,000,000
Repurchase Agreements 16.9%
JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price $10,000,167 (e)
	0.200%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price $10,000,208 (e)
	0.250%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $5,000,104 (e)
	0.250%	5,000,000	5,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $8,760,171 (e)
	0.190%	8,760,032	8,760,032
Total			33,760,032
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $35,760,032)			$35,760,032
Total Investments
(Cost: $217,857,035) (f)			$236,155,997(g)
Other Assets & Liabilities, Net			(35,969,436)
Net Assets			$200,186,561

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30,2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,903,692	51,852,471	(49,739,514)	—	4,016,649	3,084	4,016,649

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

JPMorgan Securities LLC (0.200%)

Security Description	Value ($)
United States Treasury Note/Bond	10,200,074
Total Market Value of Collateral Securities	10,200,074

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae REMICS	4,702,044
Freddie Mac REMICS	5,497,956
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	762,512
Fannie Mae REMICS	1,319,164
Federal Home Loan Banks	172,979
Federal National Mortgage Association	172,941
Freddie Mac Gold Pool	442,621
Freddie Mac Non Gold Pool	164,196
Freddie Mac REMICS	784,057
Government National Mortgage Association	928,378
United States Treasury Note/Bond	353,258
Total Market Value of Collateral Securities	5,100,106

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	5,460,542
Freddie Mac Gold Pool	3,474,691
Total Market Value of Collateral Securities	8,935,233

(f)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $217,857,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,476,000
Unrealized Depreciation	(1,177,000)
Net Unrealized Appreciation	$18,299,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	33,853,737	—	—	33,853,737
Consumer Staples	10,197,669	—	—	10,197,669
Energy	12,102,220	—	—	12,102,220
Financials	13,183,813	—	—	13,183,813
Health Care	48,355,342	—	—	48,355,342
Industrials	33,882,873	—	—	33,882,873
Information Technology	43,031,942	439,700	—	43,471,642
Utilities	1,332,020	—	—	1,332,020
Total Equity Securities	195,939,616	439,700	—	196,379,316

Other
Money Market Funds	4,016,649	—	—	4,016,649
Investments of Cash Collateral Received for Securities on Loan	—	35,760,032	—	35,760,032
Total Other	4,016,649	35,760,032	—	39,776,681
Total	199,956,265	36,199,732	—	236,155,997

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 7.8%
Auto Components 0.8%
Johnson Controls, Inc.	849,200	$23,531,332
Household Durables 0.3%
Newell Rubbermaid, Inc.	416,500	7,555,310
Media 4.8%
Comcast Corp., Class A	1,700,000	54,349,000
DIRECTV, Class A (a)	404,810	19,762,824
Discovery Communications, Inc., Class A (a)(b)	249,200	13,456,800
Viacom, Inc., Class B	1,160,500	54,566,710
Total		142,135,334
Specialty Retail 1.9%
TJX Companies, Inc.	1,333,300	57,238,569
TOTAL CONSUMER DISCRETIONARY		230,460,545
CONSUMER STAPLES 10.5%
Beverages 2.5%
PepsiCo, Inc.	1,052,800	74,390,848
Food & Staples Retailing 1.2%
CVS Caremark Corp.	728,490	34,042,338
Food Products 2.1%
Kraft Foods, Inc., Class A	1,622,400	62,657,088
Household Products 1.7%
Procter & Gamble Co. (The)	813,800	49,845,250
Tobacco 3.0%
Lorillard, Inc.	685,237	90,417,022
TOTAL CONSUMER STAPLES		311,352,546
ENERGY 12.4%
Oil, Gas & Consumable Fuels 12.4%
Anadarko Petroleum Corp.	687,800	45,532,360
Apache Corp.	238,500	20,961,765
Chevron Corp.	574,600	60,620,300
ConocoPhillips	1,758,900	98,287,332
Devon Energy Corp.	704,200	40,836,558
Noble Energy, Inc.	742,700	62,995,814

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA, ADR	2,169,900	$40,729,023
Total		369,963,152
TOTAL ENERGY		369,963,152
FINANCIALS 16.1%
Capital Markets 5.8%
Apollo Global Management LLC, Class A	895,000	11,098,000
Apollo Investment Corp.	1,167,100	8,963,328
BlackRock, Inc.	327,115	55,550,669
Goldman Sachs Group, Inc. (The)	77,850	7,462,701
Invesco Ltd.	2,642,100	59,711,460
Morgan Stanley	734,140	10,711,103
State Street Corp.	421,700	18,824,688
Total		172,321,949
Commercial Banks 2.3%
Wells Fargo & Co.	2,066,300	69,097,072
Diversified Financial Services 3.1%
Citigroup, Inc.	400,000	10,964,000
JPMorgan Chase & Co.	2,275,000	81,285,750
Total		92,249,750
Insurance 4.9%
ACE Ltd.	1,088,100	80,660,853
Aon PLC	905,100	42,340,578
Loews Corp.	530,000	21,682,300
Total		144,683,731
TOTAL FINANCIALS		478,352,502
HEALTH CARE 15.6%
Biotechnology 1.0%
Celgene Corp. (a)	475,090	30,481,774
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	550,000	29,232,500
Covidien PLC	337,100	18,034,850
Total		47,267,350
Health Care Providers & Services 4.9%
AmerisourceBergen Corp.	2,650,000	104,277,500
CIGNA Corp.	959,100	42,200,400
Total		146,477,900

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 8.1%
Abbott Laboratories	1,033,800	$66,649,086
Johnson & Johnson	819,900	55,392,444
Merck & Co., Inc.	1,200,000	50,100,000
Pfizer, Inc.	2,900,000	66,700,000
Total		238,841,530
TOTAL HEALTH CARE		463,068,554
INDUSTRIALS 13.1%
Aerospace & Defense 1.3%
United Technologies Corp.	500,000	37,765,000
Airlines 1.4%
Copa Holdings SA, Class A	514,700	42,452,456
Industrial Conglomerates 2.6%
Tyco International Ltd.	1,500,000	79,275,000
Machinery 2.6%
Eaton Corp. (b)	1,000,000	39,630,000
Stanley Black & Decker, Inc.	575,000	37,007,000
Total		76,637,000
Professional Services 0.9%
Nielsen Holdings NV (a)	1,023,400	26,833,548
Road & Rail 2.7%
Union Pacific Corp.	665,600	79,412,736
Trading Companies & Distributors 1.6%
AerCap Holdings NV (a)	4,270,000	48,165,600
TOTAL INDUSTRIALS		390,541,340
INFORMATION TECHNOLOGY 15.8%
Communications Equipment 1.9%
Harris Corp. (b)	757,000	31,680,450
QUALCOMM, Inc.	440,860	24,547,085
Total		56,227,535
Computers & Peripherals 0.8%
EMC Corp. (a)	921,200	23,610,356
Internet Software & Services 4.8%
eBay, Inc. (a)	1,944,300	81,680,043

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class A (a)	104,470	$60,599,913
Total		142,279,956
IT Services 5.8%
International Business Machines Corp.	675,000	132,016,500
Mastercard, Inc., Class A	94,100	40,473,351
Total		172,489,851
Office Electronics 0.5%
Xerox Corp.	1,944,000	15,299,280
Semiconductors & Semiconductor Equipment 0.3%
Skyworks Solutions, Inc. (a)	264,870	7,249,492
Software 1.7%
Electronic Arts, Inc. (a)	937,000	11,571,950
Microsoft Corp.	1,289,300	39,439,687
Total		51,011,637
TOTAL INFORMATION TECHNOLOGY		468,168,107
MATERIALS 3.8%
Chemicals 2.3%
Celanese Corp., Class A	1,541,300	53,359,806
PPG Industries, Inc.	132,800	14,092,736
Total		67,452,542
Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	1,300,000	44,291,000
TOTAL MATERIALS		111,743,542
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.7%
Hkt Trust And Hkt Ltd.	50,000,000	39,251,097
Windstream Corp. (b)	1,048,200	10,125,612
Total		49,376,709
Wireless Telecommunication Services 0.5%
Sprint Nextel Corp. (a)	4,901,800	15,979,868
TOTAL TELECOMMUNICATION SERVICES		65,356,577
Total Common Stocks (Cost: $2,473,783,762)		$2,889,006,865

Issuer		Shares	Value

Convertible Preferred Stocks 0.9%
CONSUMER STAPLES 0.6%
Food Products 0.6%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000% (c)		2,250,000	$19,336,050
TOTAL CONSUMER STAPLES			19,336,050
MATERIALS 0.3%
Metals & Mining 0.3%
Molycorp, Inc., 5.500% (b)		145,000	7,545,800
TOTAL MATERIALS			7,545,800
Total Convertible Preferred Stocks (Cost: $31,422,967)			$26,881,850

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Banking 0.1%
Apollo Investment Corp. Senior Unsecured
01/15/16	5.750%	1,900,000	$1,866,750
Total Convertible Bonds (Cost: $1,700,328)			$1,866,750

		Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.152% (d)(e)		80,781,374	$80,781,374
Total Money Market Funds (Cost: $80,781,374)			$80,781,374

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.2%
Repurchase Agreements 2.2%
Deutsche Bank AG dated 06/26/12, matures 07/03/12, repurchase price $15,000,267 (f)
	0.160%	$15,000,000	$15,000,000
Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price $5,000,158 (f)
	0.190%	5,000,000	5,000,000
Natixis Financial Products, Inc. (f) dated 06/29/12, matures 07/02/12, repurchase price $10,000,208
	0.250%	10,000,000	10,000,000
repurchase price $25,000,521
	0.250%	25,000,000	25,000,000
Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price $5,000,100 (f)
	0.240%	5,000,000	5,000,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $5,481,330 (f)
	0.190%	5,481,243	5,481,243
Total			65,481,243
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $65,481,243)			$65,481,243
Total Investments
(Cost: $2,653,169,674) (g)			$3,064,018,082(h)
Other Assets & Liabilities, Net			(95,503,441)
Net Assets			$2,968,514,641

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $19,336,050 or 0.65% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	690,156,483	(609,375,109)	—	80,781,374	20,496	80,781,374

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Deutsche Bank AG (0.160%)

Security Description	Value ($)
Fannie Mae REMICS	4,799,131
Freddie Mac Gold Pool	2,133,556
Freddie Mac REMICS	8,367,313
Total Market Value of Collateral Securities	15,300,000

Goldman Sachs & Co. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	3,064,746
Freddie Mac Gold Pool	1,849,655
Freddie Mac Non Gold Pool	185,599
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	1,648,417
United States Treasury Note/Bond	8,551,797
Total Market Value of Collateral Securities	10,200,214

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	3,812,560
Fannie Mae REMICS	6,595,818
Federal Home Loan Banks	864,894
Federal National Mortgage Association	864,710
Freddie Mac Gold Pool	2,213,106
Freddie Mac Non Gold Pool	820,979
Freddie Mac REMICS	3,920,286
Government National Mortgage Association	4,641,890
United States Treasury Note/Bond	1,766,288
Total Market Value of Collateral Securities	25,500,531

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	3,462,835
Freddie Mac Gold Pool	1,637,165
Total Market Value of Collateral Securities	5,100,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	3,416,718
Freddie Mac Gold Pool	2,174,150
Total Market Value of Collateral Securities	5,590,868

(g)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $2,653,170,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$497,776,000
Unrealized Depreciation	(86,928,000)
Net Unrealized Appreciation	$410,848,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated March 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	230,460,545	—	—	230,460,545
Consumer Staples	311,352,546	—	—	311,352,546
Energy	369,963,152	—	—	369,963,152
Financials	478,352,502	—	—	478,352,502
Health Care	463,068,554	—	—	463,068,554
Industrials	390,541,340	—	—	390,541,340
Information Technology	468,168,107	—	—	468,168,107
Materials	111,743,542	—	—	111,743,542
Telecommunication Services	26,105,480	39,251,097	—	65,356,577
Convertible Preferred Stocks
Consumer Staples	19,336,050	—	—	19,336,050
Materials	7,545,800	—	—	7,545,800
Total Equity Securities	2,876,637,618	39,251,097	—	2,915,888,715

Bonds
Convertible Bonds	—	1,866,750	—	1,866,750
Total Bonds	—	1,866,750	—	1,866,750

Other
Money Market Funds	80,781,374	—	—	80,781,374
Investments of Cash Collateral Received for Securities on Loan	—	65,481,243	—	65,481,243
Total Other	80,781,374	65,481,243	—	146,262,617
Total	2,957,418,992	106,599,090	—	3,064,018,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
29,390,700	—	—	29,390,700

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012